Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments
COMMITMENTS
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

December 31, 2019 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	162	34	10	8	11	13
Long-term software/meter agreement	22	1	2	1	2	—

Outsourcing Agreements
Hydro One has an agreement with Inergi LP for the provision of back-office and IT outsourcing services, including supply chain, pay operations, IT, and finance and accounting services. The agreement expires on February 28, 2021 for IT services and on October 31, 2021 for supply chain services. The agreement for pay operations, and for finance and accounting services was extended in September 2019 and now expires on December 31, 2020. In addition, the agreement for settlement services expired on December 31, 2019, and these services are now insourced.
Brookfield Global Integrated Solutions (Brookfield) provides services to Hydro One, including facilities management and execution of certain capital projects as deemed required by the Company. The agreement with Brookfield for these services expires in December 2024, with an option for the Company to renew the agreement for an additional term of three years.
Long-term Software/Meter Agreement
Trilliant Holdings Inc. and Trilliant Networks (Canada) Inc. (collectively Trilliant) provide services to Hydro One for the supply, maintenance and support services for smart meters and related hardware and software, including additional software licences, as well as certain professional services. The agreement with Trilliant for these services expires in December 2025, with an option for the Company to renew the agreement for an additional term of five years.
Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

December 31, 2019 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	2,550	—
Letters of credit[2]	193	2	—	—	—	—
Guarantees[3]	332	—	—	—	—	—
1 On June 3, 2019, the maturity dates for the Operating Credit Facilities were extended from November 2021 and June 2022 to June 2024.

[2]
Letters of credit consist of $179 million letters of credit related to retirement compensation arrangements, a $4 million in letters of credit to satisfy debt service reserve requirements, a $9 million letter of credit provided to the IESO for prudential support and $3 million in letters of credit for various operating purposes.

[3]
Guarantees consist of $325 million prudential support provided to the IESO by Hydro One Inc. on behalf of its subsidiaries, and guarantees totalling $7 million provided by Hydro One to the Minister of Natural Resources relating to OCN LP (OCN Guarantee). The OPG has provided a $2.5 million guarantee to Hydro One related to the OCN Guarantee.

Prudential Support
Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. The IESO could draw on these guarantees and/or letters of credit if these purchasers fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.
Retirement Compensation Arrangements
Bank letters of credit have been issued to provide security for Hydro One Inc.’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One Inc. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One Inc. is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure Hydro One Inc.’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit. A bank letter of credit has also been issued to provide security for Hydro One's retirement compensation arrangement trust agreement.